Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		50 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Cash flows from operating activities
Net loss	$ (34,875)	$ (23,893)	$ (205,655)
Adjustments to reconcile net loss to cash provided by (used in) operations:
Unrealized (gain)/loss on investments	0	7,203	6,404
Common stock issued for services	0	0	83,790
Loss on sale of investments	0	0	35,629
Operating Activities:
Purchases of investments	0	(15,706)	(242,172)
Proceeds from sale of investments	0	0	206,543
Inventory	(21,605)	0	(21,605)
Total Adjustments	(21,605)	(8,503)	62,185
Net cash provided by (used for) operating activities	(56,480)	(32,396)	(143,470)
Cash flows from financing activities
Advances from related parties	56,465	15,069	154,171
Net cash provided by financing activities	56,465	15,069	154,171
Net cash increase (decrease) for the period	(15)	(17,327)	10,701
Cash, beginning of the period	10,716	19,478
Cash, end of the period	10,701	2,151	10,701
Cash paid for interest	0	0	0
Cash paid for income taxes	1,600	0	1,600
Supplemental Schedule of Non-Cash Investing and Financing Activities:
Debt Extinguished from Issuance of Common Stock	$ 97,706